Business Combinations - Additional Information (Details) - Biotheus Inc., - Major business combination € in Millions	Jan. 31, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 850.0
Percentage of voting equity interests acquired (as a percent)	100.00%
Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	€ 150.0